TOUCHSTONE
                                INVESTMENTS


November 2, 2004


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Touchstone Tax-Free Trust
     File No. 2-72101

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Tax-Free Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 61) has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen
Assistant Secretary



         221 East Fourth Street o Suite 300 o Cincinnati, OH 45202-4133 PH:513.362.8000 o800.638.8194 o FAX:513.362.8320 o www.touchstoneinvestments.com
               Touchstone Securities, Inc. o Member NASD and SIPC
                 A Member of Western & Southern Financial Group